Shareholder Report, Line Graph (Details) - USD ($)			5 Months Ended	12 Months Ended
	Apr. 10, 2017	Aug. 31, 2016	Aug. 31, 2017	Aug. 31, 2026	Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017
C000015521 [Member]
Account Value [Line Items]
Accumulated Value		$ 10,000		$ 12,231	$ 11,526	$ 11,819	$ 10,868	$ 10,842	$ 12,146	$ 11,338	$ 11,230	$ 10,297	$ 10,058
C000087984 [Member]
Account Value [Line Items]
Accumulated Value		10,000		12,464	11,735	11,997	11,010	10,961	12,257	11,429	11,298	10,329	10,069
C000189669 [Member]
Account Value [Line Items]
Accumulated Value	$ 10,000		$ 10,401	12,897	12,139	12,406	11,394	11,328	12,663	11,804	11,663	10,670
C000015522 [Member]
Account Value [Line Items]
Accumulated Value		9,550		11,393	10,763	11,064	10,200	10,200	11,456	10,721	10,645	9,785	9,581
C000015524 [Member]
Account Value [Line Items]
Accumulated Value		10,000		11,069	10,536	10,912	10,135	10,211	11,555	10,895	10,899	10,094	9,958
C000015525 [Member]
Account Value [Line Items]
Accumulated Value		10,000		11,681	11,296	11,214	10,642	10,489	11,324	10,990	10,781	10,049	10,046
C000087985 [Member]
Account Value [Line Items]
Accumulated Value		10,000		11,917	11,512	11,395	10,791	10,624	11,447	11,078	10,855	10,089	10,066
C000189670 [Member]
Account Value [Line Items]
Accumulated Value	10,000		10,294	12,220	11,801	11,678	11,056	10,882	11,721	11,339	11,099	10,321
C000087986 [Member]
Account Value [Line Items]
Accumulated Value		9,550		10,880	10,558	10,498	9,987	9,876	10,689	10,399	10,228	9,549	9,570
C000087987 [Member]
Account Value [Line Items]
Accumulated Value		10,000		10,580	10,335	10,362	9,932	9,887	10,782	10,568	10,472	9,858	9,954
S&P National AMT-Free Municipal Bond [Member]
Account Value [Line Items]
Accumulated Value		10,000		12,007	11,531	11,554	10,927	10,695	11,668	11,302	10,972	10,103	10,073
S&P National AMT-Free Municipal Bond (Inception Date 4/10/2017) [Member]
Account Value [Line Items]
Accumulated Value	10,000		10,306	12,285	11,798	11,822	11,180	10,943	11,938	11,564	11,226	10,337
S&P Municipal California 50% Investment Grade Bond/50% High Yield Bond [Member]
Account Value [Line Items]
Accumulated Value		10,000		12,515	12,020	12,151	11,212	11,135	12,442	11,777	11,456	10,604	10,260
S&P Municipal California 50% Investment Grade Bond/50% High Yield Bond (Inception Date 4/10/2017) [Member]
Account Value [Line Items]
Accumulated Value	10,000		10,333	12,604	12,106	12,238	11,292	11,215	12,531	11,861	11,538	10,680
S&P Intermediate Term California AMT-Free Municipal Bond [Member]
Account Value [Line Items]
Accumulated Value		$ 10,000		11,820	11,501	11,329	10,828	10,632	11,305	11,134	10,779	10,083	$ 10,054
S&P Intermediate Term California AMT-Free Municipal Bond (Inception Date 4/10/2017) [Member]
Account Value [Line Items]
Accumulated Value	$ 10,000		$ 10,247	$ 12,047	$ 11,722	$ 11,547	$ 11,037	$ 10,836	$ 11,522	$ 11,348	$ 10,986	$ 10,276